American Century Capital Portfolios, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

[american century investments logo and text logo®]

EQUITY INCOME FUND * EQUITY INDEX FUND
LARGE COMPANY VALUE FUND * MID CAP VALUE FUND
NT LARGE COMPANY VALUE FUND * NT MID CAP VALUE FUND
REAL ESTATE FUND * SMALL CAP VALUE FUND * VALUE FUND

Supplement dated September 2, 2008 * Statement of Additional Information dated August 1, 2008

AS OF AUGUST 29, 2008, MICHAEL LISS BECAME A PORTFOLIO MANAGER FOR EQUITY INCOME
AND KEVIN TONEY BECAME A PORTFOLIO MANAGER FOR MID CAP VALUE, NT MID CAP VALUE
AND VALUE.

THE FOLLOWING TABLE PROVIDES UPDATED ACCOUNTS MANAGED INFORMATION FOR MICHAEL
LISS AND KEVIN TONEY, AND SUPPLEMENTS THE DISCLOSURE ON PAGE 46 OF THE SAI. THE
NUMBER OF ACCOUNTS AND ASSETS ARE PROVIDED AS OF AUGUST 27, 2008.

ACCOUNTS MANAGED (AS OF MARCH 31, 2008)
----------------------------------------------------------------------------------------
                                REGISTERED                              OTHER
                                INVESTMENT                              ACCOUNTS
                                COMPANIES                               (E.G.,
                                (E.G., AMERICAN       OTHER             SEPARATE
                                CENTURY               POOLED            ACCOUNTS AND
                                INVESTMENTS           INVESTMENT        CORPORATE
                                FUNDS AND             VEHICLES (E.G.,   ACCOUNTS,
                                AMERICAN              COMMINGLED        INCLUDING
                                CENTURY               TRUSTS AND        INCUBATION
                                INVESTMENTS -         529               STRATEGIES AND
                                SUBADVISED            EDUCATION         CORPORATE
                                FUNDS)                SAVINGS PLANS)    MONEY)
----------------------------------------------------------------------------------------
Michael  Number of Accounts     9                     0                 1
Liss     -------------------------------------------------------------------------------
         Assets                 $9,796,161,796(4)     N/A               $105,386,741
----------------------------------------------------------------------------------------
Kevin    Number of Accounts     9                     0                 1
Toney    -------------------------------------------------------------------------------
         Assets                 $9,796,161,796(4)     N/A               $105,386,741
----------------------------------------------------------------------------------------

(4)  INCLUDES $5,020,038,333 IN EQUITY INCOME, $316,394,566 IN MID CAP
     VALUE, $50,951,105 IN NT MID CAP VALUE AND $1,884,335,095 IN VALUE.

IN ADDITION, THE ENTRIES FOR SCOTT MOORE ARE DELETED FROM THE ACCOUNTS MANAGED
AND OWNERSHIP OF SECURITIES TABLES ON PAGES 46 AND 49 OF THE SAI, RESPECTIVELY.

THE FOLLOWING REPLACES THE OWNERSHIP OF SECURITIES TABLE ON PAGE 49 OF THE SAI.

OWNERSHIP OF SECURITIES
--------------------------------------------------------------------------------
                                   AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Equity Income
       Phillip N. Davidson         G
--------------------------------------------------------------------------------
       Michael Liss                D(1)
--------------------------------------------------------------------------------
       Kevin Toney                 E
--------------------------------------------------------------------------------
Large Company Value
       Charles A. Ritter           F
--------------------------------------------------------------------------------
       Brendan Healy               E
--------------------------------------------------------------------------------
Mid Cap Value
       Phillip N. Davidson         C
--------------------------------------------------------------------------------
       Michael Liss                C
--------------------------------------------------------------------------------
       Kevin Toney                 E(1)
--------------------------------------------------------------------------------
NT Large Company Value
       Charles A. Ritter(2)        A
--------------------------------------------------------------------------------
       Brendan Healy(2)            A
--------------------------------------------------------------------------------
NT Mid Cap Value
       Phillip N. Davidson(2)      A
--------------------------------------------------------------------------------
       Michael Liss(2)             A
--------------------------------------------------------------------------------
       Kevin Toney(2)              A(1)
--------------------------------------------------------------------------------
Small Cap Value
       Benjamin Z. Giele           E
--------------------------------------------------------------------------------
       James Pitman                C
--------------------------------------------------------------------------------
Value
       Phillip N. Davidson         C
--------------------------------------------------------------------------------
       Michael Liss                E
--------------------------------------------------------------------------------
       Kevin Toney                 E(1)
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1)  INFORMATION PROVIDED AS OF AUGUST 27, 2008.

(2)  THIS PORTFOLIO MANAGER SERVES ON AN INVESTMENT TEAM THAT OVERSEES A
     NUMBER OF FUNDS IN THE SAME BROAD INVESTMENT CATEGORY AND IS NOT EXPECTED
     TO INVEST IN EACH SUCH FUND.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-61934 0809